LONG-TERM PREPAYMENTS AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
LONG-TERM PREPAYMENTS AND OTHER ASSETS [abstract]
Schedule of long-term prepayments and other assets

	December 31,
	2017	2018
	RMB	RMB

Operating rights of service stations	34,268	34,934
Long-term receivables from and prepayment to Sinopec Group Company and fellow subsidiaries	20,726	26,513
Prepayments for construction projects to third parties	4,999	5,502
Others (i)	21,989	24,459
Balance as of December 31	81,982	91,408

Note:

(i)	Others mainly comprise prepaid operating lease charges and catalyst expenditures.

Schedule of operating rights of service stations

	2017	2018
	RMB	RMB
Operating rights of service stations
Cost:
Balance as of January 1	36,908	48,613
Additions	11,837	3,948
Decreases	(132)	(345)
Balance as of December 31	48,613	52,216
Accumulated amortization:
Balance as of January 1	10,012	14,345
Additions	4,361	3,019
Decreases	(28)	(82)
Balance as of December 31	14,345	17,282
Net book value as of December 31	34,268	34,934